Employee And Retiree Benefit Plans (Summary Of Components Of Net Periodic Benefit Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 3,401	$ 4,227	$ 5,482
Interest cost	2,717	4,252	6,535
Expected return on plan assets	(2,794)	(3,860)	(5,840)
Amortization of prior service cost	53	90	166
Recognized actuarial loss	2,108	2,986	2,685
Termination benefits expense			695
Curtailment expense			821
Net periodic benefit expense	5,485	7,695	10,544
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,447	1,770	2,708
Interest cost	983	1,454	3,023
Amortization of prior service cost	(7)	(10)	(73)
Recognized actuarial loss	363	369	1,174
Curtailment expense			(285)
Net periodic benefit expense	$ 2,786	$ 3,583	$ 6,547